Subsequent Events (Details) - Subsequent Event - Installment 4 FY 2017 $ / shares in Units, $ in Thousands	1 Months Ended
Jan. 22, 2018 USD ($) $ / shares
Declaration date	Jan. 22, 2018
Payment date	Feb. 14, 2018
Dividends payable date of record	Feb. 09, 2018
Quarterly cash distribution declared per unit | $ / shares	$ 0.4225
Distribution Made To Limited Partner Cash Distributions Paid | $ | $	$ 9,031